Non-controlling Interest - Summarized Statement of Cash Flow (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Minority Interest [Line Items]
Cash flow from (used in) operating activities				$ (14,083,576)	$ (33,565,642)	$ (54,346,127)	$ (56,645,458)
Cash flow used in investment activities				(601,743)	(960,862)	(2,327,224)	(10,121,502)
Cash flow from (used in) financing activities				7,609,824	(978,117)	5,952,288	115,000,959
Net increase (decrease) in cash and cash equivalents				(7,331,738)	(35,517,675)	(51,110,548)	$ 48,048,327
Sprout Foods, Inc.
Minority Interest [Line Items]
Cash flow from (used in) operating activities	$ (2,225,032)	$ (2,490,182)	$ (4,324,098)	(3,925,100)	(8,073,510)	(10,214,243)
Cash flow used in investment activities			(1,246)		(1,246)	(122,136)
Cash flow from (used in) financing activities	(26,286)	3,250,000	4,309,030	3,250,000	7,972,635	11,280,528
Net increase (decrease) in cash and cash equivalents	$ (2,251,318)	$ 759,818	$ (16,314)	$ (675,100)	$ (102,121)	$ 944,149